SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-10573

                  Alliance National Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                      Date of fiscal year end:  October 31

             Date of reporting period: July 1, 2008 - June 30, 2009

Item 1.  Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10573
Reporting Period: 07/01/2008 - 06/30/2009
AllianceBernstein National Municipal Income Fund, Inc.





============ ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC. ============




     The registrant did not receive any proxy solicitations relating to its portfolio securities and, therefore, did not vote any proxies during the reporting period.


================================ END NP-x REPORT ===============================

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: Alliance National Municipal Income
                                          Fund, Inc.



                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 31, 2009


*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary